Amplify Emerging Markets FinTech ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Banking - 9.7%
Bank BTPN Syariah Tbk PT	897,100	$62,728
Bank Jago Tbk PT(a)	448,600	66,023
NU Holdings Ltd. - Class A(a)	5,592	72,081
TCS Group Holding PLC - GDR(a)(b)(c)	2,536	0
		200,832

Digital Assets/Wallets - 10.5%
Danal Co. Ltd.(a)	21,040	58,771
Discovery Ltd.	10,596	78,158
OSL Group Ltd.(a)	47,000	33,110
Sinohope Technology Holdings Ltd.(a)(c)	172,000	46,925
		216,964

Fintech Software - 9.7%
Bairong, Inc.(a)(c)(d)	32,500	37,048
GoTo Gojek Tokopedia Tbk PT(a)	15,208,500	46,438
Linklogis, Inc. - Class B(a)(c)(d)	182,500	50,724
Sapiens International Corp. NV	1,932	65,553
		199,763

Insurance - 4.1%
Ping An Insurance Group Co. of China Ltd. - Class H	9,000	40,807
Renaissance Insurance Group JSC(b)	196,320	0
ZhongAn Online P&C Insurance Co. Ltd. - Class H(a)(c)(d)	24,800	43,137
		83,944

Investment & Trading - 7.8%
Futu Holdings Ltd. - ADR(a)	940	61,669
Up Fintech Holding Ltd. - ADR(a)	11,524	48,401
XP, Inc. - Class A	2,916	51,292
		161,362

Lending & Credit - 11.6%
FinVolution Group - ADR	7,876	37,569
LexinFintech Holdings Ltd. - ADR	22,708	37,468
Lufax Holding Ltd. - ADR	18,336	43,456
Pagaya Technologies Ltd. - Class A(a)	6,401	81,677
Qifu Technology, Inc. - ADR	2,056	40,565
		240,735

Payment - 42.5%(e)
Alibaba Group Holding Ltd.	4,200	37,925
Boku, Inc.(a)(c)(d)	27,292	62,617
Dlocal Ltd./Uruguay(a)	4,176	33,784
EVERTEC, Inc.	1,552	51,604
Grab Holdings Ltd. - Class A(a)	17,312	61,458
Jumia Technologies AG - ADR(a)	13,384	93,956
Kakaopay Corp.(a)	2,416	47,214
Kginicis Co. Ltd.	7,096	56,500
MercadoLibre, Inc.(a)	44	72,310
Network International Holdings PLC(a)(c)(d)	12,300	60,794
Pagseguro Digital Ltd. - Class A(a)	5,152	60,227
Sea Ltd. - ADR(a)	952	67,992
StoneCo Ltd. - Class A(a)	3,800	45,562
Tencent Holdings Ltd.	900	42,928
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	17,700	48,373
Yeahka Ltd.(a)	29,600	37,913
		881,157

Real Estate Services - 1.9%
KE Holdings, Inc. - ADR	2,808	39,733
TOTAL COMMON STOCKS (Cost $2,524,250)		2,024,490

SHORT-TERM INVESTMENTS - 0.0%(f)
Money Market Funds - 0.0%(f)
Invesco Government & Agency Portfolio - Institutional Class, 5.25%(g)	998	998
TOTAL SHORT-TERM INVESTMENTS (Cost $998)		998

TOTAL INVESTMENTS - 97.8% (Cost $2,525,248)		$2,025,488
Other Assets in Excess of Liabilities - 2.2%		45,796
TOTAL NET ASSETS - 100.0%		$2,071,284

Percentages are stated as a percent of net assets.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
GDR - Global Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2024.

(c)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of June 30, 2024, the value of these securities total $301,245 or 14.5% of the Fund’s net assets.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $254,320 or 12.3% of the Fund’s net assets.

(e)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Amplify Emerging Markets FinTech ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	2,024,490	–	0	(a)	2,024,490
Money Market Funds	998	–	–		998
Total Investments	2,025,488	–	0	(a)	2,025,488

Refer to the Schedule of Investments for additional information.

(a)	Amount is less than $0.50.

Allocation of Portfolio Holdings by Country as of June 30, 2024
(% of Net Assets)
China	$537,674	26.0%
Brazil	277,535	13.4
Indonesia	175,189	8.4
South Korea	162,485	7.8
United States	145,292	6.9
Hong Kong	141,704	6.9
Singapore	129,450	6.3
Uruguay	106,094	5.1
Germany	93,956	4.6
South Africa	78,158	3.8
Israel	65,553	3.2
United Arab Emirates	60,794	2.9
Puerto Rico	51,604	2.5
Cyprus	0	–
Russian Federation	0	–
Other Assets in Excess of Liabilities	45,796	2.2
	$2,071,284	100.0%